Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statements of Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ 475,445	$ 65,135	¥ 1,009,494	¥ 976,571
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from equity in affiliates, net of dividends	160,612	22,004	(19,340)	(33,708)
Reversal of Share-based settlement expenses	(12,454)	(1,706)
Changes in operating assets and liabilities:
Amounts due from related parties	(169,616)	(23,237)	94,367	(2,040)
Other current assets	(20,715)	(2,838)	(51,245)	(17,001)
Contingent liabilities			(99,000)	99,000
Other current liabilities	(227,386)	(31,152)	225,565	(178,823)
Other non-current liabilities	(12,649)	(1,733)	(32,100)	(40,260)
Net cash provided by operating activities	387,336	53,066	1,318,320	632,901
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(840,819)	(115,191)	(247,141)	74,289
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options				247,015
Payment for repurchase of ordinary shares	(53,345)	(7,308)
Dividend distribution	(1,007,900)	(138,075)	(177,502)
Net cash (used in) provided by financing activities	(1,134,204)	(155,385)	(199,835)	233,761
Effect of exchange rate changes	72,162	9,883	48,098	81,054
Net increases(decrease) in cash, cash equivalents and restricted cash	(1,515,525)	(207,627)	919,442	1,022,005
Cash, cash equivalents and restricted cash-beginning of the year	5,354,060	733,503	4,434,618	3,412,613
Cash, cash equivalents and restricted cash-end of the year	3,838,535	525,876	5,354,060	4,434,618
Parent company
Cash flows from operating activities:
Net Income (Loss)	475,445	65,135	1,009,494	976,571
Adjustments to reconcile net income to net cash provided by operating activities:
Reversal of Share-based settlement expenses	(12,454)	(1,706)
Changes in operating assets and liabilities:
Amounts due from related parties	(24)	(3)	(24)	(63)
Amounts due to subsidiaries and VIEs			5,895	52,262
Other current assets	10,194	1,397	(20,969)
Contingent liabilities	(5,375)	(736)	7,326	(31,336)
Net cash provided by operating activities	829,688	113,667	175,921	13,968
Cash flows from investing activities:
Increase in investments in subsidiaries and VIEs	(6)	(1)	(16,400)	(17,492)
Increase in short-term investments	284,673	39,000
Net cash provided by (used in) investing activities	(284,679)	(39,001)	(16,400)	(17,492)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options			3	1,493
Proceeds from advances from subsidiaries	890,269	121,966	1,074,953	287,876
Repayment of advances from subsidiaries	(707,836)	(96,973)	(613,847)	(448,387)
Payment for repurchase of ordinary shares	(53,345)	(7,308)
Proceeds from offering, net of issuance cost				247,015
Dividend distribution	(1,007,851)	(138,075)	(177,502)
Net cash (used in) provided by financing activities	(878,763)	(120,390)	283,607	87,997
Effect of exchange rate changes	38,934	5,334	33,107	41,227
Net increases(decrease) in cash, cash equivalents and restricted cash	(294,820)	(40,390)	476,235	125,700
Cash, cash equivalents and restricted cash-beginning of the year	826,080	113,172	349,845	224,145
Cash, cash equivalents and restricted cash-end of the year	531,260	72,782	826,080	349,845
Parent company | Subsidiaries and VIEs
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from equity in affiliates, net of dividends	318,596	43,647	(834,842)	(942,081)
Parent company | Affiliates
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from equity in affiliates, net of dividends	¥ 43,306	$ 5,933	¥ 9,041	¥ (41,385)